Share-based payments - Schedule of Share Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Options issued under EIP	$ 19,146,002	$ 12,927,880	$ 5,847,731
Total	$ 19,146,002	$ 12,927,880	$ 5,847,731